Tangible and intangible assets (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tangible and intangible assets
Tangible assets	kr 26	kr 22	kr 22
Intangible assets	43	66	101
Total net book value	69	88	123
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	kr (40)	kr (45)	kr (46)
Average useful life for intangible assets	5 years